UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: February 28, 2017

Date of reporting period: August 31, 2016

Item 1.	Reports to Stockholders.

August 31, 2016

SEMI-ANNUAL REPORT

SEI Catholic Values Trust

➤	Catholic Values Equity Fund
➤	Catholic Values Fixed Income Fund

TABLE OF CONTENTS

Schedule of Investments	1

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	22

Disclosure of Fund Expenses	34

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	35

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Equity Fund

Sector Weightings†:

† Percentages based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 72.9%
Consumer Discretionary — 10.8%
Amazon.com *	3,873	$2,979
Best Buy	2,579	99
Big Lots	6,049	298
Bloomin’ Brands	4,180	82
Brinker International	1,750	94
Cable One	100	54
Callaway Golf	4,869	56
Carnival	19,835	948
Charter Communications, Cl A *	683	176
Chipotle Mexican Grill, Cl A *	2,274	941
Comcast, Cl A	16,026	1,046
Dillard’s, Cl A	4,124	248
Dollar General	8,061	592
Domino’s Pizza	2,090	313
Ford Motor	18,674	235
Gap	2,620	65
General Motors	24,574	784
Genesco *	1,532	111
Goodyear Tire & Rubber	13,884	408
Hasbro	2,175	178
Hilton Worldwide Holdings	4,300	103
Home Depot	11,087	1,487
John Wiley & Sons, Cl A	1,814	105
Johnson Controls	22,922	1,006
Kohl’s	11,176	496
L Brands	1,996	152
Liberty Global, Cl A *	14,694	465
Lowe’s	2,054	157
Macy’s	15,541	562
Madison Square Garden *	495	89
Magna International	19,977	805
McDonald’s	1,030	119

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Netflix *	6,271	$611
NIKE, Cl B	17,483	1,008
Nordstrom	4,039	204
Nutrisystem	2,542	73
Omnicom Group	1,630	140
Priceline Group *	398	564
PVH	956	103
Royal Caribbean Cruises	1,173	83
Scripps Networks Interactive, Cl A	1,262	80
Staples	16,836	144
Starbucks	9,814	552
Target	3,920	275
Tesla Motors *	406	86
Time Warner	1,977	155
TJX	1,445	112
TripAdvisor *	3,159	193
Tupperware Brands	1,354	89
Twenty-First Century Fox, Cl A	10,776	264
VF	1,935	120
Visteon	1,449	102
Walt Disney	3,652	345
Williams-Sonoma	1,501	79

		20,635

Consumer Staples — 6.7%
Altria Group	3,491	231
Andersons	4,596	170
Campbell Soup	6,043	367
Clorox	6,461	847
Coca-Cola	8,967	389
Colgate-Palmolive	2,258	168
Constellation Brands, Cl A	3,978	653
Costco Wholesale	6,436	1,043
CVS Health	8,216	767
Dr Pepper Snapple Group	2,773	260
General Mills	5,126	363
Hershey	1,640	164
JM Smucker	2,868	407
Kellogg	7,090	583
Kimberly-Clark	4,316	553
Kraft Heinz	9,715	869
Kroger	17,759	568
Mead Johnson Nutrition, Cl A	3,886	331
Molson Coors Brewing, Cl B	5,885	602
Mondelez International, Cl A	3,900	176
Omega Protein *	6,818	172
PepsiCo	6,149	656
Philip Morris International	17,860	1,785
Reynolds American	7,043	349
Sysco	3,792	197
Walgreens Boots Alliance	1,032	83

		12,753

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Energy — 4.9%
Anadarko Petroleum	5,062	$271
Antero Resources *	3,144	80
Apache	4,126	205
Baker Hughes	4,304	211
Cabot Oil & Gas	21,370	526
CARBO Ceramics	17,963	225
Chevron	3,226	324
Cimarex Energy	5,110	675
Clayton Williams Energy *	1,693	107
Concho Resources *	1,937	250
ConocoPhillips	3,133	129
Devon Energy	20,965	908
Ensco, Cl A	8,448	64
EOG Resources	9,171	812
Equities	2,982	213
Exxon Mobil	8,408	733
Gulfport Energy *	2,803	80
Halliburton	23,669	1,018
Helmerich & Payne	3,254	197
Hess	2,251	122
Kinder Morgan	4,460	97
National Oilwell Varco	2,300	77
Noble Energy	2,467	85
Occidental Petroleum	8,761	673
PBF Energy, Cl A	19,874	435
Range Resources	1,939	75
Schlumberger	2,097	166
Southwestern Energy *	15,906	221
Spectra Energy	6,476	231
Tidewater	56,526	185

		9,395

Financials — 8.4%
Aflac	1,189	88
Allied World Assurance Holdings	1,601	65
Allstate	5,134	354
American Equity Investment Life Holding	8,447	149
American Express	2,490	163
American International Group	10,743	643
Annaly Capital Management ‡	5,900	63
Arthur J Gallagher	2,146	106
Bancorp *	31,337	194
Bank of America	101,669	1,641
Bank of New York Mellon	4,287	179
Blackstone Group LP (A)	4,579	126
CBOE Holdings	2,955	203
Chimera Investment ‡	9,801	162
Chubb	1,742	221
Citigroup	30,226	1,443
CME Group, Cl A	828	90
Everest Re Group	4,376	846
First Commonwealth Financial	11,489	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FNB	11,240	$140
Goldman Sachs Group	3,877	657
Green Dot, Cl A *	23,897	554
Hartford Financial Services Group	1,072	44
JPMorgan Chase	30,739	2,075
KCG Holdings, Cl A *	5,707	82
KeyCorp	3,147	40
KKR LP (A)	45,609	684
Legg Mason	1,747	60
Marsh & McLennan	5,597	379
MetLife	9,418	409
Morgan Stanley	16,293	522
Morningstar	1,265	105
MSCI, Cl A	1,152	104
Northern Trust	4,827	341
PNC Financial Services Group	1,879	169
ProAssurance	3,709	204
S&P Global	898	111
Santander Consumer USA Holdings *	32,296	406
State Street	9,007	633
Synchrony Financial	8,299	231
T Rowe Price Group	1,349	94
Two Harbors Investment ‡	9,489	84
US Bancorp	4,708	208
Voya Financial	3,787	111
Wells Fargo	11,854	602
White Mountains Insurance Group	108	89

		15,991

Health Care — 13.1%
Abbott Laboratories	12,037	506
Aetna	1,370	160
Agios Pharmaceuticals *	1,871	69
Akorn *	2,711	73
Alere *	1,966	77
Alexion Pharmaceuticals *	13,181	1,659
Amgen	7,973	1,356
Amphastar Pharmaceuticals *	15,457	294
Analogic	5,168	460
Anthem	2,781	348
Biogen *	2,605	796
BioMarin Pharmaceutical *	2,632	247
BioTelemetry *	5,323	98
Boston Scientific *	27,990	667
Bruker	7,480	167
Cerner *	1,418	92
Charles River Laboratories International *	5,400	449
Cigna	3,117	400
CR Bard	931	206
Cytokinetics *	14,155	171
DENTSPLY SIRONA	4,010	246
Edwards Lifesciences *	2,014	232
Evolent Health, Cl A *	4,299	107

2	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelixis *	10,244	$114
Express Scripts Holding *	626	46
Gilead Sciences	15,249	1,195
Glaukos *	2,931	87
Henry Schein *	476	78
Heska *	6,021	329
Horizon Pharma *	22,057	415
Humana	3,908	698
Incyte *	2,060	167
Integra LifeSciences Holdings *	7,679	664
Intercept Pharmaceuticals *	578	86
Intuitive Surgical *	563	386
Ionis Pharmaceuticals *	3,277	97
Kindred Healthcare	26,188	289
Lannett *	22,771	771
McKesson	663	122
Medivation *	3,451	278
Medtronic	10,841	944
Mettler-Toledo International *	1,390	560
NeoGenomics *	13,944	112
Neurocrine Biosciences *	1,766	86
Penumbra *	1,749	123
PRA Health Sciences *	1,618	82
Premier, Cl A *	2,544	81
Quintiles Transnational Holdings *	9,901	765
Regeneron Pharmaceuticals *	3,520	1,382
ResMed	3,093	206
Supernus Pharmaceuticals *	4,345	93
Teleflex	473	87
TESARO *	951	81
United Therapeutics *	1,635	200
UnitedHealth Group	16,235	2,209
Varian Medical Systems *	3,646	351
Vascular Solutions *	1,886	91
Vertex Pharmaceuticals *	4,193	396
VWR *	17,467	488
Waters *	5,700	897
WellCare Health Plans *	770	87
Zimmer Biomet Holdings	929	120
Zoetis, Cl A	17,849	912

		25,055

Industrials — 8.3%
3M	7,523	1,348
Acacia Research	59,772	357
ACCO Brands *	31,849	319
Acuity Brands	913	251
AGCO	1,432	70
American Airlines Group	16,505	599
Atlas Air Worldwide Holdings *	9,238	343
B/E Aerospace	5,000	253
Caterpillar	7,837	642
Chicago Bridge & Iron	4,701	140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Covanta Holding	8,121	$121
CSX	2,560	72
Cummins	2,003	252
Deere	2,505	212
Delta Air Lines	19,526	718
Dover	1,366	99
DXP Enterprises *	2,768	78
Eaton	10,916	726
Emerson Electric	973	51
FedEx	3,200	528
Flowserve	1,306	63
Illinois Tool Works	3,986	474
Ingersoll-Rand	4,588	312
JB Hunt Transport Services	2,145	170
Kansas City Southern	4,254	411
LB Foster, Cl A	16,343	196
ManpowerGroup	4,292	307
Nordson	801	79
Owens Corning	3,846	211
Parker-Hannifin	926	113
Rockwell Automation	1,196	139
Rockwell Collins	8,450	707
SiteOne Landscape Supply *	4,786	183
Southwest Airlines	7,354	271
Spirit AeroSystems Holdings, Cl A *	2,731	125
Stanley Black & Decker	2,756	341
Terex	15,724	382
Titan Machinery *	9,457	101
TransDigm Group *	830	237
Triumph Group	13,222	421
Union Pacific	7,639	730
United Parcel Service, Cl B	3,789	414
Waste Management	4,515	289
Wesco Aircraft Holdings *	32,862	452
WESCO International *	1,213	75
WW Grainger	3,845	887
Xylem	10,536	536

		15,805

Information Technology — 14.5%
Activision Blizzard	16,336	676
Adobe Systems *	10,965	1,122
Advanced Micro Devices *	30,482	226
Alphabet, Cl A *	3,922	3,098
Alphabet, Cl C *	851	653
Amdocs	2,715	163
Analog Devices	3,111	195
Apple	13,440	1,426
Applied Materials	58,446	1,744
ASML Holding, Cl G	1,938	207
Atlassian, Cl A *	6,564	194
Autodesk *	1,100	74
Automatic Data Processing	924	83

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Black Box	13,933	$194
CA	8,337	283
Cisco Systems	39,437	1,240
Cognizant Technology Solutions, Cl A *	4,162	239
eBay *	8,625	277
Facebook, Cl A *	22,328	2,816
Five9 *	5,310	80
Global Payments	3,992	303
Ingram Micro, Cl A	4,789	167
Intel	22,721	815
International Business Machines	3,868	615
Juniper Networks	4,590	106
Keysight Technologies *	6,271	191
Lam Research	3,278	306
Lexmark International, Cl A	4,356	156
MasterCard, Cl A	5,791	560
Microchip Technology	1,586	98
Micron Technology *	49,610	818
Microsoft	49,739	2,858
National Instruments	2,999	84
NetApp	2,221	77
NVIDIA	1,989	122
Open Text	8,304	522
Oracle	12,826	529
OSI Systems *	6,490	435
QUALCOMM	6,141	387
salesforce.com *	9,493	754
Symantec	17,795	429
Texas Instruments	4,776	332
Visa, Cl A	25,061	2,027
Western Digital	283	13
Xerox	5,649	56

		27,750

Materials — 2.6%
Air Products & Chemicals	3,969	618
Avery Dennison	1,207	93
Ball	5,110	405
Cabot	1,966	98
Dow Chemical	7,461	400
Eastman Chemical	4,490	305
Ecolab	2,953	363
EI du Pont de Nemours	1,266	88
FMC	3,280	154
Louisiana-Pacific *	2,962	58
LSB Industries *	17,832	214
Mosaic	2,170	65
Newmont Mining	2,349	90
Praxair	6,399	781
Sealed Air	1,615	76
Sherwin-Williams	3,035	861

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sonoco Products	6,077	$313

		4,982

Real Estate — 1.6%
American Tower ‡	9,838	1,115
AvalonBay Communities ‡	909	159
Corporate Office Properties Trust ‡	3,415	97
Crown Castle International ‡	5,989	568
Digital Realty Trust ‡	931	92
HCP ‡	2,691	106
National Retail Properties ‡	2,064	103
Prologis ‡	6,389	339
Realty Income ‡	1,143	75
Regency Centers ‡	2,034	164
Spirit Realty Capital ‡	3,947	52
Ventas ‡	1,102	80
Welltower ‡	775	60
Weyerhaeuser ‡	2,269	72

		3,082

Telecommunication Services — 0.9%
AT&T	16,754	685
Level 3 Communications *	3,818	190
SBA Communications, Cl A *	1,248	142
Sprint *	19,603	121
Verizon Communications	13,416	702

		1,840

Utilities — 1.1%
American Electric Power	1,244	80
American Water Works	5,836	432
Calpine *	6,112	76
CMS Energy	8,598	361
Consolidated Edison	3,459	260
Eversource Energy	3,376	182
Exelon	3,510	119
PG&E	1,952	121
Pinnacle West Capital	1,754	132
Xcel Energy	7,322	303

		2,066

Total Common Stock (Cost $128,823) ($ Thousands)		139,354

FOREIGN COMMON STOCK — 21.8%
Australia — 0.3%
BHP Billiton ADR	17,372	521

Austria — 0.9%
Conwert Immobilien Invest	17,586	308
Erste Group Bank	27,953	784
Schoeller-Bleckmann Oilfield Equipment	3,739	217

4	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
voestalpine	12,362	$409

		1,718

Belgium — 0.6%
Anheuser-Busch InBev ADR	9,896	1,227

Bermuda — 0.2%
Aspen Insurance Holdings	1,021	47
Endurance Specialty Holdings	1,490	98
Validus Holdings	2,718	138

		283

Brazil — 0.5%
Banco Bradesco ADR	46,923	418
Qualicorp	76,007	530

		948

British Virgin Islands — 0.3%
Michael Kors Holdings *	12,023	589

Canada — 1.6%
Canadian Natural Resources	22,223	690
Canadian Pacific Railway	3,390	519
Magna International	13,545	545
Tencent Holdings ADR	33,681	872
Thomson Reuters	8,343	346

		2,972

China — 0.3%
Anhui Conch Cement, Cl H	94,500	266
BYD, Cl H *	45,000	313

		579

Colombia — 0.3%
Bancolombia ADR	14,932	586

Czech Republic — 0.1%
Komercni banka as	7,814	264

France — 0.7%
Societe Generale	13,398	487
Sodexo	6,807	788

		1,275

Germany — 0.4%
BASF	4,095	333
Continental	1,979	414

		747

Hong Kong — 0.9%
China Life Insurance, Cl H	196,000	468
China Mobile ADR	11,871	721
Orient Overseas International	136,000	461

		1,650

India — 0.7%
HDFC Bank ADR	11,950	856
ICICI Bank ADR	70,085	538

		1,394

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Indonesia — 0.1%
Indofood Sukses Makmur	293,300	$175

Ireland — 1.4%
Accenture, Cl A	3,202	368
ICON *	20,760	1,594
Jazz Pharmaceuticals *	2,122	263
Mallinckrodt *	6,051	451

		2,676

Israel — 0.5%
Orbotech *	20,584	588
SodaStream International *	15,400	437

		1,025

Italy — 0.4%
Prysmian	30,156	743

Japan — 1.2%
Denso	16,600	686
Hitachi	92,000	441
Secom	9,000	683
Toyota Motor ADR	4,656	562

		2,372

Mexico — 0.4%
Grupo Financiero Banorte, Cl O	131,700	707

Netherlands — 1.6%
AerCap Holdings *	9,056	362
Core Laboratories	7,446	832
NXP Semiconductors *	7,625	671
QIAGEN *	15,614	414
Royal Dutch Shell, Cl A	27,726	680

		2,959

Norway — 1.0%
DNB	83,859	1,018
Norsk Hydro	89,893	382
Statoil ADR	35,642	558

		1,958

Puerto Rico — 0.5%
OFG Bancorp	53,505	584
Popular	7,267	285

		869

Singapore — 0.1%
DBS Group Holdings	21,600	238

South Korea — 0.8%
Hyundai Mobis	3,564	833
Samsung Electronics	438	636

		1,469

Spain — 0.5%
Amadeus IT Holding, Cl A	21,820	1,001

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Sweden — 0.4%
Getinge, Cl B	38,603	$752

Switzerland — 0.7%
Credit Suisse Group ADR	105,579	1,377

Taiwan — 1.0%
Advanced Semiconductor Engineering	595,000	731
Hon Hai Precision Industry	72,000	200
Taiwan Semiconductor Manufacturing	179,000	993

		1,924

Turkey — 0.2%
Akbank	178,369	471

United Kingdom — 3.2%
Barclays	188,686	426
BP ADR	38,608	1,307
Diageo	46,977	1,297
HSBC Holdings	152,091	1,124
ITV	259,777	683
Rio Tinto ADR	17,811	537
Royal Dutch Shell ADR, Cl A	15,803	773

		6,147

Total Foreign Common Stock (Cost $40,809) ($ Thousands)		41,616

EXCHANGE TRADED FUNDS — 0.9%
iShares MSCI EAFE ETF	20,800	1,214
iShares MSCI Emerging Markets ETF	11,100	405

		1,619

Total Exchange Traded Funds (Cost $1,591) ($ Thousands)		1,619

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
0.137%, 10/20/2016 (B)	$10	10

Total U.S. Treasury Obligation (Cost $10) ($ Thousands)		10

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	5,766,531	$5,767

Total Cash Equivalent (Cost $5,767) ($ Thousands)		5,767

Total Investments — 98.6% (Cost $177,000) ($ Thousands)		$188,366

Percentages are based on a Net Assets of $191,127 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At August 31, 2016, such securities amounted to $810 ($ Thousands), or 0.42% of Net Assets.
(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$139,354	$—	$—	$139,354
Foreign Common Stock	41,616	—	—	41,616
Exchange Traded Funds	1,619	—	—	1,619
U.S. Treasury Obligation	—	10	—	10
Cash Equivalent	5,767	—	—	5,767

Total Investments in Securities	$188,356	$10	$—	$188,366

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities. For the period ended August 31, 2016, there were no Level 3 securities.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 02/29/2016	Purchases at Cost	Proceeds from Sales	Value 08/31/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$3,010	$6,836	$(9,846)	$—	$4
SEI Daily Income Trust, Government Fund, Class A	—	20,592	(14,825)	5,767	3

Totals	$3,010	$27,428	$(24,671)	$5,767	$7

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Fixed Income Fund

Sector Weightings†:

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.8%
Consumer Discretionary — 2.6%
1011778 BC ULC
6.000%, 04/01/2022 (A)	$20	$21
Amazon.com
4.950%, 12/05/2044	30	38
Charter Communications Operating
4.908%, 07/23/2025 (A)	222	245
Comcast
6.400%, 05/15/2038	199	279
3.375%, 08/15/2025	150	162
Dollar Tree
5.750%, 03/01/2023	180	194
Ford Motor
4.750%, 01/15/2043	70	76
General Motors
6.250%, 10/02/2043	40	48
4.200%, 03/01/2021	405	428
Goodyear Tire & Rubber
5.000%, 05/31/2026	20	21
Historic TW
9.150%, 02/01/2023	100	136
Hyundai Capital America MTN
2.500%, 03/18/2019 (A)	274	279
L Brands
5.625%, 10/15/2023	10	11
NCL
4.625%, 11/15/2020 (A)	20	20
Netflix
5.500%, 02/15/2022	80	86
Time Warner
7.570%, 02/01/2024	101	131
4.750%, 03/29/2021	140	157
3.600%, 07/15/2025	135	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time Warner Cable
5.875%, 11/15/2040	$30	$33

		2,510

Consumer Staples — 2.6%
Altria Group
4.750%, 05/05/2021	50	57
2.850%, 08/09/2022	150	157
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	110	133
3.650%, 02/01/2026	348	371
3.300%, 02/01/2023	50	53
2.650%, 02/01/2021	30	31
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	150	153
Constellation Brands
4.750%, 11/15/2024	100	109
CVS Health
5.125%, 07/20/2045	80	100
3.875%, 07/20/2025	18	20
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	421	540
Diageo Capital
4.828%, 07/15/2020	110	123
Kraft Heinz Foods
5.375%, 02/10/2020	30	34
5.000%, 07/15/2035	20	24
3.950%, 07/15/2025	100	108
3.500%, 06/06/2022	40	43
Mondelez International
4.000%, 02/01/2024	80	88
PepsiCo
4.600%, 07/17/2045	40	49
Philip Morris International
2.900%, 11/15/2021	10	11
2.500%, 08/22/2022	50	51
Reynolds American
5.850%, 08/15/2045	110	143
3.250%, 06/12/2020	11	12
Walgreens Boots Alliance
3.450%, 06/01/2026	40	42
Wm Wrigley Jr
3.375%, 10/21/2020 (A)	30	32

		2,484

Energy — 4.2%
Anadarko Finance
7.500%, 05/01/2031	60	73
Anadarko Petroleum
6.200%, 03/15/2040	75	84
4.850%, 03/15/2021	20	21
4.235%, 10/10/2036 (B)	1,000	384

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apache
4.250%, 01/15/2044	$50	$49
BP Capital Markets
3.506%, 03/17/2025	90	96
Chevron
2.954%, 05/16/2026	60	63
Concho Resources
5.500%, 04/01/2023	20	21
ConocoPhillips
3.350%, 05/15/2025	200	204
2.400%, 12/15/2022	143	143
1.717%, 05/15/2022 (C)	115	112
Devon Energy
5.850%, 12/15/2025	30	34
5.000%, 06/15/2045	30	29
3.250%, 05/15/2022	20	20
Devon Financing
7.875%, 09/30/2031	50	61
Ecopetrol
5.875%, 05/28/2045	100	94
Ensco
4.700%, 03/15/2021	10	9
Enterprise Products Operating
4.050%, 02/15/2022	123	133
EOG Resources
4.150%, 01/15/2026	20	22
Exxon Mobil
3.043%, 03/01/2026	40	42
Halliburton
3.800%, 11/15/2025	50	51
Kinder Morgan
5.300%, 12/01/2034	20	20
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	41
4.150%, 02/01/2024	400	408
3.500%, 09/01/2023	30	30
MPLX
4.875%, 06/01/2025 (A)	110	112
Noble Energy
5.250%, 11/15/2043	10	10
4.150%, 12/15/2021	50	53
Oasis Petroleum
6.500%, 11/01/2021	20	18
Occidental Petroleum
4.625%, 06/15/2045	20	23
3.400%, 04/15/2026	20	21
3.125%, 02/15/2022	19	20
Petrobras Global Finance BV
6.850%, 06/05/2115	50	42
5.375%, 01/27/2021	250	242
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)	20	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petroleos Mexicanos
6.625%, 06/15/2035	$150	$162
Pride International
8.500%, 06/15/2019	10	11
6.875%, 08/15/2020	10	10
Range Resources
4.875%, 05/15/2025	40	39
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	33
3.000%, 12/21/2020 (A)	283	294
Shell International Finance BV
4.375%, 05/11/2045	50	55
4.000%, 05/10/2046	10	10
2.875%, 05/10/2026	80	82
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	222
SM Energy
5.000%, 01/15/2024	10	9
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	147	147
Valero Energy
6.125%, 02/01/2020	74	85
Williams
7.875%, 09/01/2021	50	58

		4,025

Financials — 11.8%
AIA Group MTN
3.200%, 03/11/2025 (A)	200	206
Ally Financial
8.000%, 11/01/2031	50	63
American Express
2.650%, 12/02/2022	140	144
American International Group
4.800%, 07/10/2045	183	197
3.750%, 07/10/2025	80	84
Bank of America MTN
5.625%, 07/01/2020	150	169
5.000%, 01/21/2044	60	72
4.000%, 01/22/2025	300	314
3.875%, 08/01/2025	40	43
3.500%, 04/19/2026	291	303
2.600%, 01/15/2019	300	308
1.950%, 05/12/2018	229	231
Blackstone Holdings Finance
6.625%, 08/15/2019 (A)	407	462
BNP Paribas MTN
4.375%, 09/28/2025 (A)	200	207
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	235	264
CDP Financial
3.150%, 07/24/2024 (A)	430	460

8	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chubb INA Holdings
4.350%, 11/03/2045	$30	$35
3.350%, 05/03/2026	10	11
2.300%, 11/03/2020	10	10
CIT Group
5.500%, 02/15/2019 (A)	20	21
5.000%, 08/15/2022	20	21
Citigroup
4.450%, 09/29/2027	170	179
3.700%, 01/12/2026	170	179
3.400%, 05/01/2026	123	127
2.700%, 03/30/2021	229	234
2.278%, 09/01/2023 (C)	123	124
2.150%, 07/30/2018	120	121
Credit Agricole
8.125%, 12/31/2049 (A)(C)	260	280
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	271
4.550%, 04/17/2026 (A)	250	264
Fifth Third Bancorp
2.875%, 07/27/2020	192	199
Goldman Sachs Group
7.500%, 02/15/2019	110	125
6.750%, 10/01/2037	100	128
5.375%, 03/15/2020	100	111
5.150%, 05/22/2045	30	33
4.750%, 10/21/2045	30	34
4.250%, 10/21/2025	30	32
2.875%, 02/25/2021	131	135
Goldman Sachs Group MTN
3.850%, 07/08/2024	190	202
HSBC Holdings
4.250%, 03/14/2024	200	208
Intercontinental Exchange
2.750%, 12/01/2020	165	172
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	189
JPMorgan Chase
4.125%, 12/15/2026	150	161
3.125%, 01/23/2025	150	154
KKR Group Finance II
5.500%, 02/01/2043 (A)	193	208
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	224
Liberty Mutual Group
4.250%, 06/15/2023 (A)	200	217
MetLife
3.000%, 03/01/2025	175	178
Morgan Stanley MTN
6.625%, 04/01/2018	585	632
3.875%, 04/29/2024	196	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Navient MTN
8.000%, 03/25/2020	$50	$54
Prudential Financial MTN
7.375%, 06/15/2019	385	444
Quicken Loans
5.750%, 05/01/2025 (A)	30	30
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	202
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	150	171
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	249	263
WEA Finance
3.750%, 09/17/2024 (A)	200	210
2.700%, 09/17/2019 (A)	430	439
Wells Fargo MTN
4.900%, 11/17/2045	50	57
4.650%, 11/04/2044	100	110
4.300%, 07/22/2027	100	110
3.450%, 02/13/2023	160	168
Wells Fargo
4.480%, 01/16/2024	200	222

		11,436

Health Care — 1.3%
Aetna
3.200%, 06/15/2026	50	51
2.800%, 06/15/2023	10	10
2.400%, 06/15/2021	151	153
Amgen
3.625%, 05/22/2024	60	64
Centene
4.750%, 05/15/2022	20	21
Cleveland Clinic Foundation
4.858%, 01/01/2114	236	267
Express Scripts Holding
3.400%, 03/01/2027	211	214
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	54
Gilead Sciences
3.650%, 03/01/2026	30	33
3.500%, 02/01/2025	50	54
Howard Hughes Medical Institute
3.500%, 09/01/2023	210	228
Mallinckrodt International Finance
4.750%, 04/15/2023	30	28
Medtronic
3.500%, 03/15/2025	80	87

		1,264

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Industrials — 2.6%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	$236	$246
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (A)	166	173
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	416	454
American Builders & Contractors Supply
5.750%, 12/15/2023 (A)	30	32
Canadian Pacific Railway
6.125%, 09/15/2115	127	158
Delta Air Lines Pass-Through Trust, Ser 2012-2, Cl A
4.950%, 05/23/2019	320	337
Eaton
4.150%, 11/02/2042	70	77
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	30	31
International Lease Finance
6.250%, 05/15/2019	10	11
5.875%, 08/15/2022	50	57
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (A)	342	362
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	391	419
United Rentals North America
5.875%, 09/15/2026	30	31
Waste Management
3.500%, 05/15/2024	60	65
West
5.375%, 07/15/2022 (A)	20	20
4.750%, 07/15/2021 (A)	10	10

		2,483

Information Technology — 1.1%
Apple
3.200%, 05/13/2025	80	85
Diamond 1 Finance
4.420%, 06/15/2021 (A)	60	63
3.480%, 06/01/2019 (A)	70	72
Hewlett Packard Enterprise
4.400%, 10/15/2022 (A)	69	73
Intel
3.700%, 07/29/2025	60	67
Juniper Networks
3.125%, 02/26/2019	159	163
Microsoft
4.450%, 11/03/2045	40	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 08/08/2026	$50	$51
QUALCOMM
4.800%, 05/20/2045	20	23
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	247	265
Visa
4.300%, 12/14/2045	50	59
3.150%, 12/14/2025	70	75

		1,042

Materials — 1.0%
Barrick
4.100%, 05/01/2023	181	195
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(C)	200	229
3.250%, 11/21/2021	90	96
2.875%, 02/24/2022	10	10
Freeport-McMoRan
5.450%, 03/15/2043	20	15
4.000%, 11/14/2021	40	37
Glencore Finance Canada
2.700%, 10/25/2017 (A)	10	10
Glencore Funding
2.875%, 04/16/2020 (A)	200	197
2.125%, 04/16/2018 (A)	130	129
Reynolds Group Issuer
5.125%, 07/15/2023 (A)	20	21
Vale Overseas
6.875%, 11/21/2036	20	20
4.375%, 01/11/2022	20	19
WestRock RKT
4.000%, 03/01/2023	10	11
3.500%, 03/01/2020	20	20

		1,009

Real Estate — 1.0%
Boston Properties
3.850%, 02/01/2023	200	215
GLP Capital
4.875%, 11/01/2020	30	32
HCP
4.000%, 06/01/2025	150	154
Health Care
4.500%, 01/15/2024	200	220
Ventas Realty
4.125%, 01/15/2026	136	147
2.700%, 04/01/2020	215	221

		989

Telecommunication Services — 1.5%
AT&T
5.650%, 02/15/2047	150	181
5.550%, 08/15/2041	30	35

10	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.350%, 09/01/2040	$10	$11
3.400%, 05/15/2025	448	462
Rogers Communications
6.800%, 08/15/2018	185	204
Verizon Communications
6.550%, 09/15/2043	30	41
5.150%, 09/15/2023	20	23
4.862%, 08/21/2046	10	11
4.522%, 09/15/2048	237	250
3.500%, 11/01/2024	170	182

		1,400

Utilities — 2.1%
AES
5.500%, 04/15/2025	20	21
Duke Energy
3.750%, 04/15/2024	331	360
Electricite de France
3.625%, 10/13/2025 (A)	137	143
Eversource Energy
3.150%, 01/15/2025	175	184
Exelon
5.625%, 06/15/2035	100	122
5.100%, 06/15/2045	165	196
FirstEnergy
7.375%, 11/15/2031	220	287
Pacific Gas & Electric
6.050%, 03/01/2034	100	134
Southern
3.250%, 07/01/2026	464	483
Virginia Electric & Power
3.150%, 01/15/2026	124	132

		2,062

Total Corporate Obligations (Cost $29,215) ($ Thousands)		30,704

MORTGAGE-BACKED SECURITIES — 28.9%
Agency Mortgage-Backed Obligations — 18.9%
FHLMC
5.000%, 06/01/2041	337	377
4.500%, 06/01/2038	325	356
4.000%, 06/01/2043 to 02/01/2046	1,988	2,142
3.500%, 03/01/2043 to 12/01/2045	1,157	1,229
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.008%, 02/15/2038 (C)	412	25
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.892%, 04/15/2041 (C)	726	47
FHLMC CMO, Ser 2015-4494, Cl AI, IO
2.059%, 11/15/2038 (C)	1,099	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC TBA
3.000%, 10/15/2042	$300	$311
FNMA
5.000%, 10/01/2033 to 05/01/2042	2,438	2,722
4.500%, 08/01/2038 to 06/01/2042	451	494
4.000%, 03/01/2039 to 11/01/2045	1,942	2,106
3.500%, 08/01/2042 to 01/01/2046	3,075	3,266
2.810%, 04/01/2025	40	42
FNMA ARM
2.737%, 05/01/2038 (C)	254	268
2.489%, 11/01/2034 (C)	171	181
FNMA CMO, Ser 2013-52, Cl MD
1.250%, 06/25/2043	138	134
FNMA CMO, Ser 2015-55, Cl IO, IO
1.729%, 08/25/2055 (C)	570	36
FNMA CMO, Ser 2015-56, Cl AS, IO
5.662%, 08/25/2045 (C)	367	94
FNMA TBA
5.000%, 09/01/2037	400	443
4.500%, 10/14/2034	800	872
4.000%, 09/14/2039 to 10/14/2039	1,100	1,178
3.500%, 09/01/2040	400	422
3.000%, 09/25/2026	100	105
2.500%, 09/15/2027	200	207
GNMA
4.000%, 11/20/2045	385	421
3.000%, 07/20/2046	400	420
GNMA CMO, Ser 2012-34, Cl SA, IO
5.538%, 03/20/2042 (C)	238	47
GNMA CMO, Ser 2012-43, Cl SN, IO
6.118%, 04/16/2042 (C)	212	48
GNMA CMO, Ser 2014-118, Cl HS, IO
5.713%, 08/20/2044 (C)	419	95
GNMA CMO, Ser 2015-30, Cl IO, IO
1.077%, 07/16/2056 (C)	1,484	108

		18,266

Non-Agency Mortgage-Backed Obligations — 10.0%
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/2046 (A)(C)	153	157
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(C)	140	144
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	403	404
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW15, Cl A4
5.331%, 02/11/2044	530	536
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.940%, 05/25/2035 (A)(C)	410	295

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.794%, 05/25/2035 (A)(C)	$237	$212
Commercial Mortgage Trust, Ser 2013-CCRE8 CR8, Cl A4
3.334%, 06/10/2046	501	539
Commercial Mortgage Trust, Ser 2014-CR18, Cl D
4.738%, 07/15/2047	240	196
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	136	136
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057	210	228
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl B1
2.903%, 04/25/2035 (C)	442	328
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.743%, 01/25/2029 (C)	130	132
Freddie Mac Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.138%, 10/25/2028 (C)	340	354
Greenwich Capital Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	328	330
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A5
5.622%, 11/10/2039	220	176
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	374	410
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (A)	200	226
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	291	312
GS Mortgage Securities Trust, Ser 2016-ICE2, Cl E
8.942%, 02/15/2033 (A)(C)	130	130
Homestar Mortgage Acceptance, Ser 2004-5, Cl M2
1.493%, 10/25/2034 (C)	367	341
IndyMac INDX Mortgage Loan Trust, Ser 2007- AR5, Cl 2A1
3.113%, 05/25/2037 (C)	387	309
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	514	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	$206	$223
JP Morgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 10/25/2040 (A)	284	292
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (C)	110	111
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.137%, 06/15/2025 (C)	100	109
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.095%, 12/12/2049 (C)	260	234
Morgan Stanley Re-REMIC Trust, Ser 2009-GG10, Cl A4B
5.795%, 08/12/2045 (A)(C)	139	141
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4B
5.795%, 08/15/2045 (A)(C)	182	185
Motel 6 Trust, Ser 2015-MTL6, Cl D
4.532%, 02/05/2020 (A)	230	230
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(C)	110	113
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/2035 (A)	173	179
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	536	577
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A2
2.804%, 01/10/2045	31	31
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl A4
5.572%, 10/15/2048	10	10
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A5
5.500%, 04/15/2047	413	421
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048	120	131
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/2048	180	195

		9,595

Total Mortgage-Backed Securities (Cost $27,815) ($ Thousands)		27,861

12	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 26.6%
U.S. Treasury Bill
0.257%, 10/20/2016 (B)	$2,118	$2,117
U.S. Treasury Bonds
4.500%, 02/15/2036	1,145	1,637
3.000%, 11/15/2044	950	1,106
3.000%, 05/15/2045	1,950	2,270
3.000%, 11/15/2045	1,380	1,608
2.875%, 05/15/2043	500	568
2.750%, 11/15/2042	590	655
2.500%, 02/15/2046	80	85
2.500%, 05/15/2046	1,080	1,143
U.S. Treasury Inflation Indexed Bonds
1.750%, 01/15/2028	92	107
1.375%, 02/15/2044	445	531
1.000%, 02/15/2046	275	301
0.750%, 02/15/2045	72	74
0.375%, 07/15/2023	590	606
0.375%, 07/15/2025	142	146
U.S. Treasury Notes
2.375%, 08/15/2024	90	96
2.000%, 11/30/2022	280	290
1.625%, 06/30/2020	2,690	2,744
1.625%, 02/15/2026	276	277
1.500%, 02/28/2023	760	765
1.375%, 03/31/2020	1,610	1,629
1.375%, 10/31/2020	10	10
1.375%, 01/31/2021	500	505
1.375%, 04/30/2021	80	81
1.375%, 06/30/2023	1,080	1,076
1.375%, 08/31/2023	780	777
1.250%, 03/31/2021	1,958	1,965
1.250%, 07/31/2023	770	761
1.125%, 06/30/2021	230	229
0.500%, 04/30/2017	1,550	1,549

Total U.S. Treasury Obligations (Cost $24,794) ($ Thousands)		25,708

ASSET-BACKED SECURITIES — 9.1%
Automotive — 0.5%
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/2018 (A)	293	292
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (A)	159	159

		451

Mortgage Related Securities — 0.6%
Bayview Financial Asset Trust, Ser 2007-SR1A, Cl M3
1.674%, 03/25/2037 (A)(C)	360	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Master Asset-Backed Securities Trust, Ser 2006-FRE1, Cl A4
0.778%, 12/25/2035 (C)	$318	$283

		583

Other Asset-Backed Securities — 8.0%
Airspeed, Ser 2007-1A, Cl G1
0.778%, 04/15/2024 (A)(C)	338	265
Citibank Credit Card Issuance Trust, Ser 2014- A6, Cl A6
2.150%, 07/15/2021	257	263
Colony American Homes, Ser 2014-1A, Cl A
1.632%, 05/17/2031 (A)(C)	491	491
Conseco Financial, Ser 1997-7, Cl M1
7.030%, 07/15/2028	240	233
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (A)	160	162
Ford Credit Floorplan Master Owner Trust A, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	832
GSAMP Trust, Ser 2004-SEA2, Cl M2
1.738%, 03/25/2034 (C)	416	282
Invitation Homes Trust, Ser 2013-SFR1, Cl A
1.631%, 12/17/2030 (A)(C)	359	360
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/2021	205	206
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.312%, 11/25/2024 (C)	120	121
RAMP Trust, Ser 2006-RZ3, Cl M1
0.838%, 08/25/2036 (C)	470	380
SLM Student Loan Trust, Ser 2006-1, Cl A5
0.748%, 07/26/2021 (C)	120	115
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.288%, 07/25/2022 (C)	109	110
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.338%, 07/25/2023 (C)	101	101
Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	171	186
Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	323	343
Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	877	926
Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	967	1,025
Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	1,022	1,048

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	$245	$256

		7,705

Total Asset-Backed Securities (Cost $8,697) ($ Thousands)		8,739

MUNICIPAL BONDS — 1.2%
Florida — 0.2%
Florida State Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	205	209

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, Build America Bonds, Ser B-2, RB
6.116%, 01/15/2040	270	385

New Jersey — 0.4%
New Jersey Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	350	362

Wisconsin — 0.2%
Wisconsin State, Ser A, RB, AGM
5.200%, 05/01/2018	225	235

Total Municipal Bonds (Cost $1,134) ($ Thousands)		1,191

SOVEREIGN DEBT — 0.9%
Brazilian Government International Bond
5.625%, 01/07/2041	120	121
Indonesia Government International Bond MTN
3.750%, 04/25/2022	200	211
Mexico Government International Bond MTN
5.550%, 01/21/2045	200	246
Peruvian Government International Bond
6.550%, 03/14/2037	10	14
5.625%, 11/18/2050	40	53
Poland Government International Bond
4.000%, 01/22/2024	110	122
Russian Foreign Bond — Eurobond
7.500%, 03/31/2030 (D)	85	103

Total Sovereign Debt (Cost $807) ($ Thousands)		870

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	4,097,057	$4,097

Total Cash Equivalent (Cost $4,097) ($ Thousands)		4,097

Total Investments — 102.8% (Cost $96,559) ($ Thousands)		$99,170

	Contracts

PURCHASED OPTIONS (E) — 0.0%
October 2016, U.S. 10 Year Future Option Call, Expires 09/17/2016, Strike Price $131.25*	10	5
October 2016, U.S. 10 Year Future Option Put, Expires 09/17/2016, Strike Price $130.50*	3	1
September 2016, U.S. 10 Year Note Option Call, Expires 09/17/2016, Strike Price $131.50*	4	1
September 2016, U.S. 5 Year Note Option Call, Expires 09/17/2016, Strike Price $121.25*	9	2

Total Purchased Options (Cost $8) ($ Thousands)		$9

WRITTEN OPTIONS (E) — 0.0%
December 2016, U.S. Bond Future Option Call, Expires 11/19/2016 Strike Price $178.00*	(4)	(3)
November 2016, U.S. 10 Year Future Option Call, Expires 10/22/2016 Strike Price $132.50*	(14)	(4)
November 2016, U.S. 5 Year Future Option Call, Expires 10/22/2016 Strike Price $122.25*	(9)	(2)
October 2016, U.S. 10 Year Future Option Put, Expires 09/17/2016 Strike Price $128.50*	(6)	(1)

Total Written Options (Premiums Received $11) ($ Thousands)		$(10)

14	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	22	Dec-2017	$—
90-Day Euro$	(25)	Dec-2019	1
U.S. 10-Year Treasury Note	(15)	Dec-2016	5
U.S. 2-Year Treasury Note	(22)	Jan-2017	(5)
U.S. 5-Year Treasury Note	41	Jan-2017	(5)
U.S. Long Treasury Bond	(11)	Dec-2016	(5)
U.S. Ultra 10-Year Treasury Bond	(7)	Dec-2016	(1)
U.S. Ultra Long Treasury Bond	(3)	Dec-2016	—

			$(10)

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
10/14/16	CAD	3	USD	2	$—
10/14/16	USD	121	IDR	1,592,000	(2)
10/14/16	USD	234	BRL	796	9
10/14/16	USD	422	PLN	1,689	10
10/14/16	USD	449	SGD	609	(2)
10/14/16	USD	474	INR	32,390	7
10/14/16	SGD	609	USD	452	5
10/14/16	USD	452	EUR	399	(7)
10/14/16	USD	465	EUR	420	3
10/14/16	EUR	1,050	USD	1,163	(8)
11/10/16	EUR	190	USD	214	1
10/14/16	CNY	4,383	USD	651	(3)
10/14/16	JPY	69,774	USD	696	20

					$33

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(833)	$842	$9
Citigroup	(4,947)	4,971	24

			$33

For the period ended August 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Catholic Values Fixed Income Fund (Concluded)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2016, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($Thousands)
UBS Warburg	CDX.NA.HY.26	SELL	5.00	06/20/21	$(480)	$7

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Merrill Lynch	1.27%	1-DAY FED FUNDS	05/15/23	$1,792	$5

For the period ended August 31, 2016, the total amount of all swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $96,501 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security (see Note 5).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $12,547 ($ Thousands), 13.0% representing of the Net Assets of the Fund.
(B)	The rate reported is the effective yield at time of purchase.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2016. The coupon on a step bond changes on a specified date.
(E)	For the period ended August 31, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

AGM — Assured Guaranty Municipal

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

MTN — Medium Term Note

PLN — Polish Zloty

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

REMIC — Real Estate Mortgage Investment Conduit

SGD — Singapore Dollar

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$30,704	$—	$30,704
Mortgage-Backed Securities	—	27,861	—	27,861
U.S. Treasury Obligations	—	25,708	—	25,708
Asset-Backed Securities	—	8,739	—	8,739
Municipal Bonds	—	1,191	—	1,191
Sovereign Debt	—	870	—	870
Cash Equivalent	4,097	—	—	4,097

Total Investments in Securities	$4,097	$95,073	$—	$99,170

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$9	$—	$—	$9
Written Options	(10)	—	—	(10)
Futures Contracts *
Unrealized Appreciation	6	$—	$—	$6
Unrealized Depreciation	(16)	—	—	(16)
Forwards Contracts *
Unrealized Appreciation	—	55	—	55
Unrealized Depreciation	—	(22)	—	(22)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	7	—	7
Interest Rate Swaps *
Unrealized Appreciation	—	5	—	5

Total Other Financial Instruments	$(11)	$45	$—	$34

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities. For the period ended August 31, 2016, there were no Level 3 investments.

16	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 2/29/16	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$4,564	$15,610	$(20,174)	$—	$4
SEI Daily Income Trust, Government Fund, Class A	—	15,674	(11,577)	4,097	1

Totals	$4,564	$31,284	$(31,751)	$4,097	$5

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	17

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2016 (Unaudited)

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund

Assets:
Investments, at value†	$182,599		$95,073
Affiliated investments, at value††	5,767		4,097
Cash	2,442		48
Cash collateral on futures	—		112
Cash collateral on swap contracts	—		41
Foreign currency, at value†††	91		—
Receivable for fund shares sold	—		177
Receivable for investment securities sold	—		2,137
Dividends and Interest receivable	374		370
Unrealized appreciation on forward foreign currency contracts	—		55
Options purchased, at value††††	—		9
Receivable for variation margin on futures contracts	—		1
Receivable for variation margin on swap contracts	—		27
Prepaid expenses	16		9
Total Assets	191,289		102,156
Liabilities:
Payable for investment securities purchased	—		5,551
Income distribution payable	—		4
Options written, at value#	—		10
Payable for variation margin on futures contracts	—		3
Administration fees payable	48		16
Shareholder servicing fees payable, Class A	14		7
Unrealized depreciation on forward foreign currency contracts	—		22
Trustees fees payable	1		—
Investment advisory fees payable	62		22
Accrued expense payable	37		20
Total Liabilities	162		5,655
Net Assets	$191,127		$96,501
† Cost of investments	$171,233		$92,462
†† Cost of affiliated investments	5,767		4,097
††† Cost of foreign currency	91		—
†††† Cost of purchased options	—		8
# Premiums received on written options	—		11
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$193,333		$94,153
Undistributed (distributions in excess of) net investment income	1,125		(108)
Accumulated net realized loss on investments, securities sold short, option contracts, futures, swap contracts and foreign currency	(14,697)		(192)
Net unrealized appreciation on investments and securities sold short	11,366		2,611
Net unrealized appreciation on options	—		2
Net unrealized depreciation on futures contracts	—		(10)
Net unrealized appreciation on swap contracts	—		12
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		33
Net Assets	$191,127		$96,501
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.82		$10.25
	($179,673,398 ÷		($95,322,960 ÷
	18,304,892 shares	)	9,298,336 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$9.82		$10.26
	($11,453,381 ÷		($1,178,336 ÷
	1,166,540 shares	)	114,863 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended August 31, 2016 (Unaudited)

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$1,780	$—
Dividends from Affiliated Registered Investment Company(1)	7	5
Interest Income	2	1,237
Less: Foreign Taxes Withheld	(76)	—
Total Investment Income	1,713	1,242
Expenses:
Investment Advisory Fees	519	162
Administration Fees	260	139
Shareholder Servicing Fees, Class A Shares	203	114
Deferred offering costs(2)	29	6
Professional Fees	27	13
Registration Fees	18	10
Custodian/Wire Agent Fees	11	7
Printing Fees	5	2
Trustees’ Fees	1	1
Other Expenses	16	25
Total Expenses	1,089	479
Less:
Waiver of investment advisory fees	(228)	(37)
Waiver of shareholder servicing fees, Class A Shares	(122)	(68)
Waiver of administration fees	—	(46)
Net Expenses	739	328
Net Investment Income	974	914
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(4,502)	613
Securities Sold Short	—	(3)
Futures Contracts	251	8
Foreign Currency Transactions	14	(94)
Purchased and Written Options	—	(71)
Swap Contracts	—	26
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	26,285	2,960
Securities Sold Short	—	2
Futures Contracts	(38)	(9)
Purchased and Written Options	—	6
Swap Contracts	—	37
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1	59
Net Increase in Net Assets Resulting from Operations	$22,985	$4,448

(1)	See Note 5 in the Notes to the Financial Statements.
(2)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	19

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended August 31, 2016 (Unaudited) and the period ended February 29, 2016

	Catholic Values Equity Fund*		Catholic Values Fixed Income Fund*
	8/31/2016	2/29/2016	8/31/2016	2/29/2016
Operations:
Net Investment Income	$974	$1,330	$914	$1,292
Net Realized Gain (Loss) on Investments, Securities Sold Short, Futures Contracts, Options and Swap Contracts	(4,251)	(10,487)	573	(514)
Net Realized Gain (Loss) on Foreign Currency Transactions	14	24	(94)	39
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Futures Contracts, Options and Swap Contracts	26,247	(14,881)	2,996	(381)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1	(1)	59	(26)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,985	(24,015)	4,448	410
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(1,169)	(1,102)	(1,424)
Class Y	—	(86)	(15)	(19)
Total Dividends and Distributions	—	(1,255)	(1,117)	(1,443)
Capital Share Transactions:
Class A*:
Proceeds from Shares Issued	18,432	176,363	8,895	97,064
Reinvestment of Dividends & Distributions	—	1,169	1,094	1,425
Cost of Shares Redeemed	(2,894)	(11,279)	(4,359)	(11,158)
Net Increase in Net Assets from Class A Transactions	15,538	166,253	5,630	87,331
Class Y†:
Proceeds from Shares Issued	1,025	11,675	19	1,219
Reinvestment of Dividends & Distributions	—	86	15	19
Cost of Shares Redeemed	(293)	(872)	(85)	(45)
Net Increase (Decrease) in Net Assets from Class Y Transactions	732	10,889	(51)	1,193
Net Increase in Net Assets Derived from Capital Share Transactions	16,270	177,142	5,579	88,524
Net Increase in Net Assets	39,255	151,872	8,910	87,491
NET ASSETS:
Beginning of Period	151,872	—	87,591	100 (1)
End of Period	$191,127	$151,872	$96,501	$87,591
Undistributed (Distributions in Excess of) Net Investment Income	$1,125	$151	$(108)	$95
Capital Share Transactions:
Class A*:
Shares Issued	1,973	17,727	879	9,720
Shares Issued in Lieu of Dividends & Distributions	—	125	108	145
Shares Redeemed	(312)	(1,208)	(430)	(1,134)
Net Increase in Class A Shares Outstanding from Share Transactions	1,661	16,644	557	8,731
Capital Share Transactions:
Class Y†:
Shares Issued	111	1,172	2	123
Shares Issued in Lieu of Dividends & Distributions	—	9	1	2
Shares Redeemed	(31)	(94)	(8)	(5)
Net Increase (Decrease) in Class Y Shares Outstanding from Share Transactions	80	1,087	(5)	120

*	Fund and Class A commenced operations on April 30, 2015.
†	Class Y commenced operations May 31, 2015.
(1)	Seed money received on March 5, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

FINANCIAL HIGHLIGHTS

For the six-month period ended August 31, 2016 (Unaudited) and the period ended February 29,

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class A
2016@	$8.57	$0.05	$1.20	$1.25	$—	$—	$—	$9.82	14.59%	$179,674	0.86%	1.27%	1.12%	30%
2016(2)	10.00	0.08	(1.44)	(1.36)	(0.07)	—	(0.07)	8.57	(13.66)	142,564	0.86	1.32	0.96	84
Class Y
2016@	$8.56	$0.06	$1.20	$1.26	$—	$—	$—	$9.82	14.72%	$11,453	0.76%	1.02%	1.21%	30%
2016(3)	10.04	0.07	(1.47)	(1.40)	(0.08)	—	(0.08)	8.56	(14.05)	9,308	0.76	1.07	1.01	84
Catholic Values Fixed Income Fund
Class A
2016@	$9.89	$0.10	$0.38	$0.48	$(0.12)	$—	$(0.12)	$10.25	4.90%	$95,323	0.71%	1.04%	1.97%	59%
2016(2)	10.00	0.14	(0.09)	0.05	(0.16)	—	(0.16)	9.89	0.54	86,406	0.71	1.09	1.77	216
Class Y
2016@	$9.89	$0.11	$0.39	$0.50	$(0.13)	$—	$(0.13)	$10.26	5.06%	$1,178	0.61%	0.79%	2.07%	59%
2016(3)	9.95	0.14	(0.04)	0.10	(0.16)	—	(0.16)	9.89	1.00	1,185	0.61	0.84	1.97	216

@	For the six-month period ended August 31, 2016. All ratios for the period have been annualized.
†	Total Returns and portfolio turnover rates are for the period indicated and have not been annualized. Total Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.
(3)	Commenced operations on May 31, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2016

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class A and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

22	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2016

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 31, 2016, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

24	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statement of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2016, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the period ended August 31, 2016.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2016

Written options transactions entered into during the period ended August 31, 2016 are summarized as follows:

	Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	$7	$3
Written	83	26
Expired	(31)	(11)
Closing buys	(26)	(7)

Balance at the end of period	$33	$11

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2016, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2016, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are market-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an

26	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

unrealized gain or loss in the Statement of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statement of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, for details regarding open swap agreements as of August 31, 2016, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2016

Restricted Securities — Throughout the period, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2016, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Offering Costs — The Funds’ offering costs, which include typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception and can be found on the Statement of Operations. As of August 31, 2016, all offering costs have been amortized by the Funds.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of August 31, 2016, the Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $0.5 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount

28	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

Fixed Income Fund
Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$—	$—	$—	$21,357	$21,357
Maximum potential amount of future payments	—	—	—	480,000	480,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
Fixed Income Fund	0-6 Months	6-12 Months	1-5 Years	5-10 Years	> 10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$480,000	$—	$—	$480,000
> than 100	—	—	—	—	—	—
Total	$—	$—	$480,000	$—	$—	$480,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments and the Statement of Operations.

The fair value of derivative instruments as of August 31, 2016 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$6	*	Net Assets — Unrealized appreciation on futures contracts	$16	*
	Net Assets — Unrealized appreciation on swap contracts	5	†	Net Assets — Unrealized appreciation on swap contracts	—	†
	Options purchased, at value	9		Options written, at value	10
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	55		Unrealized loss on forward foreign currency contracts	22
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	7	†	Net Assets — Unrealized appreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$82			$48

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2016

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2016.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$251	$—	$—	$251
Foreign Exchange Contracts	—	—	(8)	—	(8)
Total	$—	$251	$(8)	$—	$243
Fixed Income Fund
Interest Rates	$(71)	$8	$—	$—	$(63)
Foreign exchange contracts	—	—	(94)	—	(94)
Credit contracts	—	—	—	26	26
Total	$(71)	$8	$(94)	$26	$(131)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$(38)	$—	$—	$(38)
Total	$—	$(38)	$—	$—	$(38)
Fixed Income Fund
Interest Rates	$6	$(9)	$—	$5	$2
Foreign exchange contracts	—	—	59	—	59
Credit contracts	—	—	—	32	32
Total	$6	$(9)	$59	$37	$93

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SIMC serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class A shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

30	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Equity Fund
Class A	0.60%	0.30%	0.25%	0.86%
Class Y	0.60%	0.30%	0.00%	0.76%
Fixed Income Fund
Class A	0.35%	0.30%	0.25%	0.71%
Class Y	0.35%	0.30%	0.00%	0.61%

Investment Sub-Advisory Agreements — As of August 31, 2016, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

Equity Fund

BlackRock Investment Management, LLC

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

EAM Investors, LLC

EARNEST Partners, LLC

Parametric Portfolio Associates LLC

Snow Capital Management, L.P.

Waddell & Reed Investment Management Company

Fixed Income Fund

Income Research & Management

Western Asset Management Company

Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

The Administrator and Distributor have voluntarily agreed to waive a portion of their fee for each fund. The following table lists the waivers for the period ended August 31, 2016 ($ Thousands):

	Administration Fee Waiver	Shareholder Servicing Fee Waiver(Class A)
Equity Fund	$—	$122
Fixed Income Fund	46	68

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund and/or the SEI Daily Income Trust Prime Obligation Fund, each an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliates for the period ended August 31, 2016, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended August 31, 2016, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Equity Fund
Purchases	$—	$63,144	$63,144
Sales	—	49,373	49,373
Fixed Income Fund
Purchases	50,487	6,940	57,427
Sales	42,707	9,829	52,536

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended February 29, 2016 was as follows:

		Ordinary Income ($ Thousands)
Equity Fund	2016	$1,255
Fixed Income Fund	2016	1,443

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

August 31, 2016

As of February 29, 2016, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Equity Fund	$216	$—	$(2,682)	$(6,174)	$—	$(16,506)	$(45)	$(25,191)
Fixed Income Fund	254	—	(215)	—	—	(429)	(593)	(983)

Post October losses represent losses realized on investment transactions from November 1, 2015 through February 29, 2016 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from April 30, 2015 through February 29, 2016 and specified losses realized on investment transactions from April 30, 2015 through February 29, 2016, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Equity Fund	$2,682	$—	$2,682
Fixed Income Fund	—	215	215

For Federal income tax purposes, the cost of securities owned at August 31, 2016, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held (excluding foreign currency, written options and futures) by the Funds at August 31, 2016, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Equity Fund	$177,000	$18,922	$(7,556)	$11,366
Fixed Income Fund	96,559	3,041	(430)	2,611

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of August 31, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Catholic Values Investing Risk — The Funds consider the Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as

32	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2016, SPTC held of record the following:

Equity Fund
Class A	99.61%
Class Y	100.00%
Fixed Income Fund
Class A	100.00%
Class Y	100.00%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of August 31, 2016.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	33

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2016

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2016 to August 31, 2016).

The table on this page illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/16	Ending Account Value 8/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,145.90	0.86%	$4.65
Class Y	1,000.00	1,147.20	0.76	4.11
Hypothetical 5% Return
Class A	$1,000.00	$1,020.87	0.86%	$4.38
Class Y	1,000.00	1,021.37	0.76	3.87
Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,049.00	0.71%	$3.67
Class Y	1,000.00	1,050.60	0.61	3.15
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.71%	$3.62
Class Y	1,000.00	1,022.13	0.61	3.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

34	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING FUNDS’ INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indices.

At the March 28-30, 2016 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement was either initially approved or, if the Sub-Advisory Agreement was already in effect, renewed at meetings of the Board held during the course of the Trust’s fiscal year on March 28-30, 2016 and June 20-22, 2016. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	35

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING FUNDS’ INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indices/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length

36	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016

negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2016	37

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SEI CATHOLIC VALUES TRUST AUGUST 31, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-199 (8/16)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Catholic Values Equity Fund and the Catholic Values Fixed Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(a)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 4, 2016

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: November 4, 2016